FORM N-SAR-U
                                  ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:       /   /    (a)
or fiscal year ending:                  12/31/99   (b)

Is this a transition report?:(Y/N)         N
                                       ---------

Is this an amendment to a previous         N
filing? (Y/N)                          ---------


Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name: First Investors Life Level Premium Variable Life
                          Insurance (Separate Account B)

     B.  File Number:     811-4328

     C.  Telephone        (212) 858-8200
         Number:

2.   A.  Street:          95 Wall Street

     B.  City:  New York  C.  State: New York   D.  Zip Code: 10005    Zip Ext:

     E.  Foreign Country:          Foreign Postal
                                   Code:


3.       Is this the first filing on this form by                  N
         Registrant? (Y/N)                                       -----

4.       Is this the last filing on this form by                   N
         Registrant? (Y/N)                                       -----

5.       Is Registrant a small business investment                 N
         company (SBIC)? (Y/N)                                   -----
         [If answer is "Y" (Yes), complete only
         items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?              Y
         (Y/N)                                                   -----
         [If answer is "Y" (Yes), complete only items
         111 through 132.]

7.   A.  Is Registrant a series or multiple portfolio              -----
         company? (Y/N)
         [If answer is "N" (No), go to item 8.]

     B.  How many separate series or portfolios did                -----
         Registrant have at the end of the period?

                                                         -----------------------
         For period ending  12/31/99                     If filing more than one
                                                         Page 50, "X" box:  [ ]
         File number  811-4328                           -----------------------


123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)     $   46,590

124. [/] State the total value of units of prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units is to be measured on the date they
         were placed in $ the subsequent series) ($000's
         omitted)                                              $_________

125. [/] State the total dollar amount of sales loads
         collected (before reallowances to other brokers
         or dealers) by Registrant's principal underwriter
         and any underwriter which is an affiliated person
         of the principal underwriter during the current
         period solely from the sale of units of all
         series of Registrant ($000's omitted)                 $   10,592

126. Of the amount shown in item 125, state the total
     dollar amount of sales loads collected from secondary
     market operations in Registrant's units (include the
     sales loads, if any, collected on units of a prior
     series $ placed in the portfolio of a subsequent
     series.) ($000's omitted)                                 $_________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                              Number of    Total Assets    Total Income
                                                Series       ($000's      Distributions
                                              Investing      omitted       (000's omitted)
                                              ---------    ------------   ----------------

A.     U.S. Treasury direct issue             ---------    $ ---------       $ ---------

B.     U.S. Government agency                 ---------    $ ---------       $ ---------

C.     State and municipal tax-free           ---------    $ ---------       $ ---------

D.     Public utility debt                    ---------    $ ---------       $ ---------

E.     Brokers or dealers debt or debt of
       brokers' or dealers' parent            ---------    $ ---------       $ ---------

F.     All other corporate intermed. &
       long-term  debt                        ---------    $ ---------       $ ---------




G.     All other corporate short-term debt    ---------    $ ---------       $ ---------

H.     Equity securities of brokers or
       dealers or parents of brokers or
       dealers                                ---------    $ ---------       $ ---------

I.     Investment company equity securities      1         $  280,360        $   7,858
                                              ---------      ---------         ---------

J.     All other equity securities            ---------    $ ---------       $ ---------

K.     Other securities                       ---------    $ ---------       $ ---------

L.     Total assets of all series of                       $  280,360
       registrants                            ---------      ---------       $ ---------


                                                         -----------------------
         For period ending  12/31/99                     If filing more than one
                                                         Page 50, "X" box:  [ ]
         File number  811-4328                           -----------------------


128. [/] Is the timely payment of principal and interest
         on any of the portfolio securities held by any of
         Registrant's series at the end of the current
         period insured or guaranteed by an entity other            -------
         than the issuer? (Y/N)                                       Y/N



129. [/] Is the issuer of any instrument covered in item
         128 delinquent or in default as to payment of
         principal or interest at the end of the current
         period? (Y/N)                                              -------
                                                                      Y/N
            [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per
         unit, is any part of the value attributed to
         instruments identified in item 129 derived from            -------
         insurance or guarantees? (Y/N)                               Y/N

            [If answer is "N" (No), go to item 131.]

131. Total expenses incurred by all series of Registrant            $ 3,749
     during the current reporting period ($000's omitted)           -------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-______        811-______       811-______       811-______       811-______

811-______        811-______       811-______       811-______       811-______

811-______        811-______       811-______       811-______       811-______

      This report is signed on behalf of the depositor in the City and State of New York on the 28th day of February, 2000.


                                          FIRST INVESTORS LIFE INSURANCE COMPANY
                                          Depositor




Witness     /s/ Ada M. Suchow             By /s/ William H. Drinkwater
            -------------------------        -------------------------
            Ada M. Suchow                       William H. Drinkwater
            Vice President and                  President
            Assistant Secretary